Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

April 30, 2019 (unaudited)

Principal Amount (000s)		Value*
CONVERTIBLE BONDS & NOTES - 66.4%
Aerospace & Defense - 0.5%
$910	Aerojet Rocketdyne Holdings, Inc., 2.25%, 12/15/23 (g)	$1,304,809

Apparel & Textiles - 0.1%
860	Iconix Brand Group, Inc., 5.75%, 8/15/23	344,000

Auto Components - 0.1%
340	Meritor, Inc., 3.25%, 10/15/37	351,329

Auto Manufacturers - 0.8%
1,845	Tesla, Inc., 2.375%, 3/15/22 (g)	1,898,837

Biotechnology - 5.1%
165	Amicus Therapeutics, Inc., 3.00%, 12/15/23	374,522
1,655	BioMarin Pharmaceutical, Inc., 0.599%, 8/1/24 (g)	1,705,516
1,595	Exact Sciences Corp., 0.375%, 3/15/27 (g)	1,799,477
	Illumina, Inc. (g),
1,830	zero coupon, 8/15/23 (a)(b)	1,981,708
210	0.50%, 6/15/21	288,225
1,410	Insmed, Inc., 1.75%, 1/15/25 (g)	1,472,569
1,880	Intercept Pharmaceuticals, Inc., 3.25%, 7/1/23 (g)	1,759,147
	Medicines Co.,
1,300	2.75%, 7/15/23 (g)	1,195,478
380	3.50%, 1/15/24 (a)(b)	545,479
1,220	PTC Therapeutics, Inc., 3.00%, 8/15/22 (g)	1,279,507
		12,401,628
Commercial Services - 3.0%
2,095	Chegg, Inc., 0.125%, 3/15/25 (a)(b)	2,013,819
1,795	Euronet Worldwide, Inc., 0.75%, 3/15/49 (a)(b)	2,007,889
905	FTI Consulting, Inc., 2.00%, 8/15/23 (a)(b)	972,992
1,875	Square, Inc., 0.50%, 5/15/23 (a)(b)(g)	2,243,380
		7,238,080
Computers - 1.6%
1,110	Lumentum Holdings, Inc., 0.25%, 3/15/24 (g)	1,384,247
1,160	Pure Storage, Inc., 0.125%, 4/15/23	1,286,371
740	Rapid7, Inc., 1.25%, 8/1/23 (a)(b)(g)	1,073,384
		3,744,002
Diversified Financial Services - 0.9%
845	LendingTree, Inc., 0.625%, 6/1/22 (g)	1,623,456
675	PRA Group, Inc., 3.00%, 8/1/20 (g)	648,106
		2,271,562
Electric Utilities - 0.9%
1,970	NRG Energy, Inc., 2.75%, 6/1/48 (a)(b)(g)	2,222,088

Electronic Equipment, Instruments & Components - 0.8%
	SunPower Corp. (g),
1,115	0.875%, 6/1/21	968,599
1,035	4.00%, 1/15/23	861,637
		1,830,236
Electronics - 1.7%
1,545	Fortive Corp., 0.875%, 2/15/22 (a)(b)(g)	1,633,876
1,095	II-VI, Inc., 0.25%, 9/1/22 (g)	1,198,566
1,245	OSI Systems, Inc., 1.25%, 9/1/22 (g)	1,295,862
		4,128,304
Energy-Alternate Sources - 0.0%
3,615	SunEdison, Inc., 3.375%, 6/1/25 (a)(b)(c)	81,337

Engineering & Construction - 0.7%
1,545	KBR, Inc., 2.50%, 11/1/23 (a)(b)	1,688,866

Entertainment - 0.7%
1,425	Live Nation Entertainment, Inc., 2.50%, 3/15/23	1,678,736

Equity Real Estate Investment Trusts (REITs) - 1.2%
1,220	Blackstone Mortgage Trust, Inc., 4.375%, 5/5/22 (g)	1,244,068
595	Extra Space Storage L.P., 3.125%, 10/1/35 (a)(b)(g)	695,911
755	IIP Operating Partnership L.P., 3.75%, 2/21/24 (a)(b)(g)	950,489
		2,890,468
Healthcare-Products - 2.5%
1,840	CONMED Corp., 2.625%, 2/1/24 (a)(b)(g)	2,017,627
1,450	Insulet Corp., 1.375%, 11/15/24 (a)(b)(g)	1,655,814
205	Repligen Corp., 2.125%, 6/1/21	441,194
1,714	Wright Medical Group, Inc., 1.625%, 6/15/23 (a)(b)(g)	1,868,089
		5,982,724
Healthcare-Services - 1.0%
245	Anthem, Inc., 2.75%, 10/15/42	892,413
170	Molina Healthcare, Inc., 1.125%, 1/15/20	542,568
750	Teladoc Health, Inc., 1.375%, 5/15/25 (a)(b)(g)	993,017
		2,427,998
Internet - 9.0%
1,095	Boingo Wireless, Inc., 1.00%, 10/1/23 (a)(b)	984,249
	Booking Holdings, Inc. (g),
745	0.35%, 6/15/20	1,066,870
1,325	0.90%, 9/15/21	1,512,858
1,535	Ctrip.com International Ltd., 1.99%, 7/1/25 (g)	1,725,570
550	Etsy, Inc., zero coupon, 3/1/23	1,072,844
775	IAC FinanceCo., Inc., 0.875%, 10/1/22 (a)(b)(g)	1,205,609
690	MercadoLibre, Inc., 2.00%, 8/15/28 (a)(b)	892,688
765	Okta, Inc., 0.25%, 2/15/23	1,696,627
1,750	Palo Alto Networks, Inc., 0.75%, 7/1/23 (a)(b)(g)	1,992,305
415	Q2 Holdings, Inc., 0.75%, 2/15/23	583,653
1,125	RingCentral, Inc., zero coupon, 3/15/23	1,704,702
2,360	Twitter, Inc., 0.25%, 6/15/24 (a)(b)(g)	2,388,827
970	Wayfair, Inc., 1.125%, 11/1/24 (a)(b)(g)	1,513,222
1,745	Wix.com Ltd., zero coupon, 7/1/23 (a)(b)(g)	2,056,592
945	Zendesk, Inc., 0.25%, 3/15/23	1,426,014
		21,822,630
Lodging - 0.8%
1,315	Caesars Entertainment Corp., 5.00%, 10/1/24 (g)	1,949,580

Machinery-Diversified - 0.9%
1,335	Chart Industries, Inc., 1.00%, 11/15/24 (a)(b)(g)	2,138,146

Media - 3.8%
	DISH Network Corp. (g),
910	2.375%, 3/15/24	794,392
2,390	3.375%, 8/15/26	2,198,352
	Liberty Media Corp. (g),
1,315	1.00%, 1/30/23	1,575,980
2,090	2.125%, 3/31/48 (a)(b)	2,035,023
735	2.25%, 12/1/48 (a)(b)	830,602
485	World Wrestling Entertainment, Inc., 3.375%, 12/15/23	1,671,086
		9,105,435
Oil, Gas & Consumable Fuels - 3.0%
2,035	Chesapeake Energy Corp., 5.50%, 9/15/26 (g)	1,850,494
1,065	Ensco Jersey Finance Ltd., 3.00%, 1/31/24 (g)	902,588
2,620	Nabors Industries, Inc., 0.75%, 1/15/24 (g)	1,898,838
1,320	Oasis Petroleum, Inc., 2.625%, 9/15/23 (g)	1,265,396
1,170	Transocean, Inc., 0.50%, 1/30/23 (g)	1,255,571
		7,172,887
Pharmaceuticals - 3.2%
500	Array BioPharma, Inc., 2.625%, 12/1/24 (a)(b)(g)	825,929
1,055	DexCom, Inc., 0.75%, 12/1/23 (a)(b)(g)	1,101,157
1,070	Herbalife Nutrition Ltd., 2.625%, 3/15/24	1,125,432
1,735	Horizon Pharma Investment Ltd., 2.50%, 3/15/22 (g)	1,952,959
400	Neurocrine Biosciences, Inc., 2.25%, 5/15/24 (g)	483,735
775	Sarepta Therapeutics, Inc., 1.50%, 11/15/24	1,385,313
960	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26, Ser. C (g)	893,978
		7,768,503

Pipelines - 1.0%
2,960	Cheniere Energy, Inc., 4.25%, 3/15/45 (g)	2,353,200

Retail - 0.9%
890	Guess?, Inc., 2.00%, 4/15/24 (a)(b)	928,617
1,555	RH, zero coupon, 6/15/23 (a)(b)(g)	1,353,259
		2,281,876
Semiconductors - 7.6%
495	Advanced Micro Devices, Inc., 2.125%, 9/1/26 (g)	1,747,875
1,590	Cree, Inc., 0.875%, 9/1/23 (a)(b)(g)	2,017,045
1,950	Cypress Semiconductor Corp., 2.00%, 2/1/23 (g)	2,122,273
	Inphi Corp. (g),
585	0.75%, 9/1/21	623,025
990	1.125%, 12/1/20	1,247,400
515	Intel Corp., 3.25%, 8/1/39	1,287,382
3,355	Microchip Technology, Inc., 1.625%, 2/15/27 (g)	4,361,033
260	Novellus Systems, Inc., 2.625%, 5/15/41	1,638,286
1,480	ON Semiconductor Corp., 1.625%, 10/15/23	1,947,014
450	Silicon Laboratories, Inc., 1.375%, 3/1/22	574,407
545	Teradyne, Inc., 1.25%, 12/15/23	894,707
		18,460,447
Software - 11.8%
2,375	Akamai Technologies, Inc., 0.125%, 5/1/25 (a)(b)(g)	2,519,940
585	Alteryx, Inc., 0.50%, 6/1/23 (a)(b)(g)	1,225,778
1,360	Atlassian, Inc., 0.625%, 5/1/23 (a)(b)	2,014,544
1,850	DocuSign, Inc., 0.50%, 9/15/23 (a)(b)(g)	2,001,487
1,670	Envestnet, Inc., 1.75%, 6/1/23 (a)(b)(g)	2,017,981
775	Five9, Inc., 0.125%, 5/1/23 (a)(b)(g)	1,101,706
895	j2 Global, Inc., 3.25%, 6/15/29	1,216,641
1,885	LivePerson, Inc., 0.75%, 3/1/24 (a)(b)	1,953,425
435	MongoDB, Inc., 0.75%, 6/15/24 (a)(b)(g)	927,245
1,605	New Relic, Inc., 0.50%, 5/1/23 (a)(b)(g)	1,879,589
1,895	Pluralsight, Inc., 0.375%, 3/1/24 (a)(b)	2,164,628
955	RealPage, Inc., 1.50%, 11/15/22 (g)	1,562,037
1,290	ServiceNow, Inc., zero coupon, 6/1/22 (g)	2,613,847
1,720	Splunk, Inc., 1.125%, 9/15/25 (a)(b)(g)	2,009,098
590	Twilio, Inc., 0.25%, 6/1/23 (a)(b)	1,182,890
1,450	Workday, Inc., 0.25%, 10/1/22 (g)	2,159,385
		28,550,221
Telecommunications - 1.8%
2,060	GCI Liberty, Inc., 1.75%, 9/30/46 (a)(b)(g)	2,328,251
1,755	Viavi Solutions, Inc., 1.00%, 3/1/24 (g)	2,053,494
		4,381,745
Transportation - 1.0%
2,320	Air Transport Services Group, Inc., 1.125%, 10/15/24 (g)	2,324,350

Total Convertible Bonds & Notes (cost-$154,722,689)		160,794,024

Shares
COMMON STOCK - 34.4%
Aerospace & Defense - 0.7%
3,400	Boeing Co. (g)	1,284,146
2,600	Raytheon Co. (g)	461,734
		1,745,880
Automobiles - 0.3%
72,600	Ford Motor Co. (g)	758,670

Banks - 1.3%
42,300	Bank of America Corp.	1,293,534
4,911	CCF Holdings LLC Class A, (cost—$0; purchased 12/18/18) (d)(f)(h)(i)	—	†
5,357	CCF Holdings LLC Class B, (cost—$0; purchased 12/12/18) (d)(f)(h)(i)	1
17,000	JPMorgan Chase & Co.	1,972,850
		3,266,385
Beverages - 0.5%
9,000	PepsiCo, Inc.	1,152,450

Biotechnology - 1.5%
13,200	AbbVie, Inc.	1,047,948
1,900	Biogen, Inc. (i)	435,556
15,200	Gilead Sciences, Inc. (g)	988,608
7,100	Vertex Pharmaceuticals, Inc. (i)	1,199,758
		3,671,870
Building Products - 0.3%
17,452	Johnson Controls International PLC	654,450

Capital Markets - 0.3%
2,800	S&P Global, Inc.	617,848

Chemicals - 0.5%
16,600	Chemours Co.	597,766
3,800	DOW, Inc. (i)	215,574
11,400	DowDuPont, Inc.	438,330
		1,251,670
Communications Equipment - 0.2%
7,200	Cisco Systems, Inc. (g)	402,840

Construction & Engineering - 0.2%
15,300	Fluor Corp. (g)	607,869

Diversified Telecommunication Services - 0.0%
32,499	Frontier Communications Corp. (i)	92,622

Energy Equipment & Services - 0.3%
9,200	National Oilwell Varco, Inc.	240,488
12,800	Schlumberger Ltd. (g)	546,304
		786,792
Entertainment - 1.7%
4,600	Netflix, Inc. (g)(i)	1,704,484
8,900	Take-Two Interactive Software, Inc. (i)	861,787
11,200	Walt Disney Co. (g)	1,534,064
		4,100,335
Food & Staples Retailing - 1.4%
6,800	Costco Wholesale Corp. (g)	1,669,604
32,900	Kroger Co. (g)	848,162
16,700	Walgreens Boots Alliance, Inc. (g)	894,619
		3,412,385
Healthcare Equipment & Supplies - 1.4%
4,000	Align Technology, Inc. (i)	1,298,720
22,500	Boston Scientific Corp. (i)	835,200
2,400	Intuitive Surgical, Inc. (g)(i)	1,225,512
		3,359,432
Healthcare Providers & Services - 1.3%
3,500	Laboratory Corp. of America Holdings (i)	559,720
9,300	McKesson Corp. (g)	1,109,025
6,600	UnitedHealth Group, Inc.	1,538,262
		3,207,007
Hotels, Restaurants & Leisure - 1.3%
6,800	McDonald’s Corp. (g)	1,343,476
14,900	Starbucks Corp. (g)	1,157,432
3,700	Wynn Resorts Ltd.	534,465
		3,035,373
Household Durables - 0.4%
21,700	DR Horton, Inc. (g)	961,527

Industrial Conglomerates - 0.8%
3,500	3M Co. (g)	663,285
7,300	Honeywell International, Inc.	1,267,499
		1,930,784

Insurance - 0.4%
11,400	Progressive Corp.	890,910

Interactive Media & Services - 2.0%
2,200	Alphabet, Inc., Class A (g)(i)	2,637,712
11,800	Facebook, Inc., Class A (g)(i)	2,282,120
		4,919,832
Internet & Direct Marketing Retail - 1.6%
6,800	Alibaba Group Holding Ltd., ADR (g)(i)	1,261,876
1,400	Amazon.com, Inc. (g)(i)	2,697,128
		3,959,004
IT Services - 2.3%
10,600	Fiserv, Inc. (i)	924,744
6,000	International Business Machines Corp. (g)	841,620
11,800	PayPal Holdings, Inc. (g)(i)	1,330,686
15,300	Visa, Inc., Class A (g)	2,515,779
		5,612,829
Machinery - 1.1%
13,300	Caterpillar, Inc.	1,854,286
5,000	Deere & Co.	828,150
		2,682,436
Media - 0.6%
31,500	Comcast Corp., Class A	1,371,195
13,574	LiveStyle, Inc. (d)(f)(i)(j)	1
		1,371,196
Multi-Line Retail - 0.5%
15,200	Target Corp.	1,176,784

Oil, Gas & Consumable Fuels - 0.8%
14,900	Occidental Petroleum Corp.	877,312
60,184	Southwestern Energy Co. (i)	237,727
9,500	Valero Energy Corp. (g)	861,270
		1,976,309
Pharmaceuticals - 1.4%
10,000	Allergan PLC	1,470,000
16,200	Bristol-Myers Squibb Co.	752,166
7,300	Merck & Co., Inc. (g)	574,583
43,950	Teva Pharmaceutical Industries Ltd., ADR (i)	668,919
		3,465,668
Road & Rail - 0.6%
8,800	Union Pacific Corp. (g)	1,557,952

Semiconductors & Semiconductor Equipment - 2.5%
4,100	Broadcom, Inc. (g)	1,305,440
29,100	Marvell Technology Group Ltd. (g)	728,082
25,300	Micron Technology, Inc. (i)	1,064,118
6,400	NVIDIA Corp.	1,158,400
9,700	QUALCOMM, Inc. (g)	835,461
7,500	Texas Instruments, Inc. (g)	883,725
		5,975,226
Software - 3.7%
7,200	Adobe, Inc. (g)(i)	2,082,600
3,200	Intuit, Inc. (g)	803,392
21,300	Microsoft Corp.	2,781,780
8,000	Salesforce.com, Inc. (g)(i)	1,322,800
4,700	ServiceNow, Inc. (g)(i)	1,276,097
3,100	Workday, Inc., Class A (i)	637,453
		8,904,122
Specialty Retail - 0.8%
9,400	Home Depot, Inc.	1,914,780

Technology Hardware, Storage & Peripherals - 1.4%
12,000	Apple, Inc. (g)	2,408,040

12,700	NetApp, Inc.	925,195
		3,333,235
Textiles, Apparel & Luxury Goods - 0.3%
13,439	Iconix Brand Group, Inc. (i)	22,712
7,600	NIKE, Inc., Class B (g)	667,508
		690,220

Total Common Stock (cost-$98,299,885)		83,446,692

Principal Amount (000s)
CORPORATE BONDS & NOTES - 27.6%
Aerospace & Defense - 0.6%
$1,000	TransDigm, Inc., 6.50%, 5/15/25 (g)	1,013,750
350	Triumph Group, Inc., 7.75%, 8/15/25	350,000
		1,363,750
Auto Components - 0.8%
360	Adient U.S. LLC, 7.00%, 5/15/26 (a)(b)	369,450
1,000	Goodyear Tire & Rubber Co., 5.00%, 5/31/26 (g)	975,868
475	Panther BF Aggregator 2 L.P., 8.50%, 5/15/27 (a)(b)	491,625
		1,836,943
Auto Manufacturers - 0.4%
435	Navistar International Corp., 6.625%, 11/1/25 (a)(b)(g)	445,875
540	Tesla, Inc., 5.30%, 8/15/25 (a)(b)	463,725
		909,600
Banks - 0.3%
680	Royal Bank of Scotland Group PLC, 5.125%, 5/28/24 (g)	707,299

Building Materials - 0.1%
185	Builders FirstSource, Inc., 5.625%, 9/1/24 (a)(b)	186,156

Chemicals - 1.0%
1,000	Chemours Co., 7.00%, 5/15/25	1,060,000
305	Kraton Polymers LLC, 7.00%, 4/15/25 (a)(b)(g)	316,727
85	Trinseo Materials Operating SCA, 5.375%, 9/1/25 (a)(b)(g)	83,088
875	Tronox, Inc., 6.50%, 4/15/26 (a)(b)(g)	885,937
		2,345,752
Commercial Services - 1.7%
190	Cardtronics, Inc., 5.50%, 5/1/25 (a)(b)(g)	188,100
350	Cenveo Corp., 6.00%, 5/15/24 (cost—$421,987; purchased 12/14/15) (a)(b)(c)(d)(f)(h)	19,250
300	Gartner, Inc., 5.125%, 4/1/25 (a)(b)(g)	308,016
750	Hertz Corp., 7.625%, 6/1/22 (a)(b)(g)	775,781
475	Laureate Education, Inc., 8.25%, 5/1/25 (a)(b)(g)	516,562
915	RR Donnelley & Sons Co., 6.00%, 4/1/24 (g)	924,150
	United Rentals North America, Inc.,
30	4.625%, 10/15/25	29,850
425	5.25%, 1/15/30	427,391
1,000	5.50%, 7/15/25 (g)	1,038,000
		4,227,100
Computers - 0.4%
520	Dell International LLC, 7.125%, 6/15/24 (a)(b)(g)	550,137
500	Harland Clarke Holdings Corp., 9.25%, 3/1/21 (a)(b)(g)	513,750
		1,063,887
Distribution/Wholesale - 0.2%
495	H&E Equipment Services, Inc., 5.625%, 9/1/25 (g)	504,281

Diversified Financial Services - 1.4%
1,600	CCF Holdings LLC, 10.75%, 12/15/23, PIK 10.75% (a)(b)(d)(f)	583,641
1,500	Community Choice Financial Issuer LLC, 9.00%, 6/15/23 (cost—$1,500,000; purchased 9/6/18) (a)(b)(g)(h)	1,501,875
1,000	Springleaf Finance Corp., 8.25%, 10/1/23	1,137,500

250	Travelport Corporate Finance PLC, 6.00%, 3/15/26 (a)(b)	269,375
		3,492,391
Electric Utilities - 0.8%
1,000	NRG Energy, Inc., 6.25%, 5/1/24 (g)	1,034,075
1,000	Talen Energy Supply LLC, 6.50%, 6/1/25 (g)	882,500
		1,916,575
Electrical Equipment - 0.3%
750	Energizer Holdings, Inc., 7.75%, 1/15/27 (a)(b)(g)	814,688

Electronics - 0.1%
245	Sensata Technologies BV, 5.625%, 11/1/24 (a)(b)	261,538

Engineering & Construction - 0.4%
500	AECOM, 5.875%, 10/15/24 (g)	531,875
435	Tutor Perini Corp., 6.875%, 5/1/25 (a)(b)(g)	436,631
		968,506
Entertainment - 1.4%
885	AMC Entertainment Holdings, Inc., 6.125%, 5/15/27 (g)	828,581
	Cedar Fair L.P.,
250	5.375%, 6/1/24	256,875
190	5.375%, 4/15/27 (g)	194,786
665	Eldorado Resorts, Inc., 6.00%, 9/15/26	693,263
1,000	Scientific Games International, Inc., 5.00%, 10/15/25 (a)(b)(g)	997,500
515	Stars Group Holdings BV, 7.00%, 7/15/26 (a)(b)	541,394
		3,512,399
Equity Real Estate Investment Trusts (REITs) - 0.1%
	CyrusOne L.P. (g),
210	5.00%, 3/15/24	215,977
60	5.375%, 3/15/27	62,389
		278,366
Food & Beverage - 0.3%
310	Albertsons Cos. LLC, 7.50%, 3/15/26 (a)(b)(g)	330,150
495	Post Holdings, Inc., 5.75%, 3/1/27 (a)(b)(g)	509,850
		840,000
Food Service - 0.2%
390	Aramark Services, Inc., 5.00%, 2/1/28 (a)(b)(g)	397,917

Healthcare-Products - 0.4%
260	Hill-Rom Holdings, Inc., 5.00%, 2/15/25 (a)(b)(g)	265,850
750	Mallinckrodt International Finance S.A., 5.75%, 8/1/22 (a)(b)	706,875
		972,725
Healthcare-Services - 1.7%
1,000	Community Health Systems, Inc., 6.875%, 2/1/22 (g)	659,375
800	DaVita, Inc., 5.125%, 7/15/24 (g)	802,000
450	Encompass Health Corp., 5.75%, 11/1/24 (g)	457,875
1,000	HCA, Inc., 7.50%, 2/15/22 (g)	1,102,500
1,000	Tenet Healthcare Corp., 8.125%, 4/1/22 (g)	1,070,710
		4,092,460
Home Builders - 0.6%
365	Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (a)(b)(g)	366,369
1,000	KB Home, 8.00%, 3/15/20 (g)	1,042,500
		1,408,869
Internet - 0.5%
470	Netflix, Inc., 5.375%, 11/15/29 (a)(b)	476,463
305	Symantec Corp., 5.00%, 4/15/25 (a)(b)(g)	311,262
490	Zayo Group LLC, 5.75%, 1/15/27 (a)(b)(g)	498,575
		1,286,300
Lodging - 0.6%
355	MGM Resorts International, 5.50%, 4/15/27	366,981
1,000	Wynn Las Vegas LLC, 5.50%, 3/1/25 (a)(b)(g)	1,012,190
		1,379,171

Machinery-Construction & Mining - 0.1%
360	Terex Corp., 5.625%, 2/1/25 (a)(b)(g)	364,950

Machinery-Diversified - 0.1%
220	Tennant Co., 5.625%, 5/1/25	227,150

Media - 2.4%
1,000	Cablevision Systems Corp., 8.00%, 4/15/20 (g)	1,044,280
	CCO Holdings LLC (g),
125	5.125%, 5/1/27 (a)(b)	127,188
300	5.50%, 5/1/26 (a)(b)	310,350
500	5.75%, 1/15/24	513,750
490	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24 (a)(b)(g)	528,587
1,000	CSC Holdings LLC, 7.75%, 7/15/25 (a)(b)(g)	1,077,187
220	DISH DBS Corp., 5.875%, 7/15/22 (g)	215,479
1,000	Gray Television, Inc., 5.875%, 7/15/26 (a)(b)	1,033,130
440	Meredith Corp., 6.875%, 2/1/26	459,800
500	Nexstar Broadcasting, Inc., 5.875%, 11/15/22 (g)	512,500
		5,822,251
Metal Fabricate/Hardware - 0.2%
470	Park-Ohio Industries, Inc., 6.625%, 4/15/27 (g)	472,350

Mining - 0.8%
305	Alcoa Nederland Holding BV, 6.75%, 9/30/24 (a)(b)(g)	323,300
695	Constellium NV, 6.625%, 3/1/25 (a)(b)(g)	724,538
560	Freeport-McMoRan, Inc., 3.55%, 3/1/22 (g)	556,500
270	Hudbay Minerals, Inc., 7.625%, 1/15/25 (a)(b)(g)	282,150
		1,886,488
Miscellaneous Manufacturing - 0.1%
285	Koppers, Inc., 6.00%, 2/15/25 (a)(b)(g)	277,248

Oil, Gas & Consumable Fuels - 2.6%
235	AmeriGas Partners L.P., 5.875%, 8/20/26 (g)	246,729
250	Callon Petroleum Co., 6.125%, 10/1/24 (g)	258,050
1,000	Carrizo Oil & Gas, Inc., 6.25%, 4/15/23 (g)	977,310
1,041	Chesapeake Energy Corp., 8.00%, 3/15/26 (a)(b)	1,058,651
1,000	CVR Refining LLC, 6.50%, 11/1/22 (g)	1,021,250
1,000	Ensco Rowan PLC, 7.75%, 2/1/26 (g)	867,500
310	NGL Energy Partners L.P., 7.50%, 4/15/26 (a)(b)	321,222
	Sunoco L.P. (g),
300	5.50%, 2/15/26	306,000
170	5.875%, 3/15/28	174,675
495	Transocean, Inc., 7.50%, 1/15/26 (a)(b)(g)	490,050
465	USA Compression Partners L.P., 6.875%, 9/1/27 (a)(b)	491,737
		6,213,174
Paper & Forest Products - 0.2%
365	Mercer International, Inc., 7.375%, 1/15/25 (a)(b)	386,216

Pharmaceuticals - 1.2%
295	Bausch Health Americas, Inc., 8.50%, 1/31/27 (a)(b)(g)	322,103
1,000	Bausch Health Cos., Inc., 6.125%, 4/15/25 (a)(b)(g)	1,015,000
615	Endo Finance LLC, 5.375%, 1/15/23 (a)(b)(g)	513,525
1,000	Horizon Pharma USA, Inc., 6.625%, 5/1/23	1,030,625
		2,881,253
Pipelines - 0.2%
	Targa Resources Partners L.P. (a)(b),
335	6.50%, 7/15/27	359,706
230	6.875%, 1/15/29	248,975
		608,681
Real Estate - 0.3%
700	Kennedy-Wilson, Inc., 5.875%, 4/1/24 (g)	708,750

Retail - 1.0%
1,000	Conn’s, Inc., 7.25%, 7/15/22 (g)	1,005,000
300	L Brands, Inc., 6.875%, 11/1/35 (g)	267,750
1,000	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)(b)(g)	637,500
480	Party City Holdings, Inc., 6.625%, 8/1/26 (a)(b)	477,010
		2,387,260

Semiconductors - 0.2%
475	Amkor Technology, Inc., 6.625%, 9/15/27 (a)(b)	485,984

Software - 1.1%
800	Camelot Finance S.A., 7.875%, 10/15/24 (a)(b)(g)	846,000
1,000	MSCI, Inc., 5.375%, 5/15/27 (a)(b)(g)	1,053,750
230	Rackspace Hosting, Inc., 8.625%, 11/15/24 (a)(b)(g)	215,050
480	SS&C Technologies, Inc., 5.50%, 9/30/27 (a)(b)	493,200
		2,608,000
Telecommunications - 2.7%
700	CenturyLink, Inc., 7.50%, 4/1/24, Ser. Y (g)	753,816
800	Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)(b)(g)	742,024
1,000	Consolidated Communications, Inc., 6.50%, 10/1/22 (g)	953,750
295	Frontier Communications Corp., 10.50%, 9/15/22 (g)	216,825
385	GTT Communications, Inc., 7.875%, 12/31/24 (a)(b)(g)	364,788
1,000	Hughes Satellite Systems Corp., 7.625%, 6/15/21 (g)	1,070,000
750	Intelsat Jackson Holdings S.A., 5.50%, 8/1/23	679,687
500	Level 3 Financing, Inc., 5.375%, 5/1/25 (g)	510,550
365	Sprint Corp., 7.625%, 3/1/26 (g)	365,566
1,000	T-Mobile USA, Inc., 4.75%, 2/1/28 (g)	1,012,500
		6,669,506
Transportation - 0.1%
150	XPO Logistics, Inc., 6.50%, 6/15/22 (a)(b)(g)	153,938

Total Corporate Bonds & Notes (cost-$68,545,713)		66,919,872

Shares
CONVERTIBLE PREFERRED STOCK - 11.5%
Banks - 3.2%
3,105	Bank of America Corp., 7.25%, Ser. L (e)(g)	4,100,184
2,835	Wells Fargo & Co., 7.50%, Ser. L (e)(g)	3,706,592
		7,806,776
Chemicals - 0.7%
30,970	International Flavors & Fragrances, Inc., 6.00%, 9/15/21 (g)	1,623,757

Electric Utilities - 2.3%
24,690	American Electric Power Co., Inc., 6.125%, 3/15/22	1,283,386
28,020	CenterPoint Energy, Inc., 7.00%, 9/1/21, Ser. B (g)	1,491,785
44,455	NextEra Energy, Inc., 6.123%, 9/1/19 (g)	2,773,992
		5,549,163
Electronics - 0.7%
1,495	Fortive Corp., 5.00%, 7/1/21, Ser. A (g)	1,613,479

Equity Real Estate Investment Trusts (REITs) - 0.8%
1,675	Crown Castle International Corp., 6.875%, 8/1/20, Ser. A (g)	1,931,880

Hand/Machine Tools - 0.9%
7,305	Colfax Corp., 5.75%, 1/15/22	979,308
11,415	Stanley Black & Decker, Inc., 5.375%, 5/15/20 (g)	1,168,097
		2,147,405
Healthcare-Products - 1.7%
25,585	Becton Dickinson and Co., 6.125%, 5/1/20, Ser. A (g)	1,526,018
2,410	Danaher Corp., 4.75%, 4/15/22, Ser. A (g)	2,538,935
		4,064,953
Insurance - 0.8%
19,420	Assurant, Inc., 6.50%, 3/15/21, Ser. D (g)	2,019,874

Investment Companies - 0.4%
4,805	Mandatory Exchangeable Trust, 5.75%, 6/1/19 (a)(b)(g)	995,764

Total Convertible Preferred Stock (cost-$27,053,109)		27,753,051

PREFERRED STOCK (a)(d)(f)(j)- 0.5%
Media - 0.5%
532	LiveStyle, Inc., Ser. A	72,379
11,500	LiveStyle, Inc., Ser. B (i)	1,150,000

1,250	LiveStyle, Inc., Ser. B (i)	12

Total Preferred Stock (cost-$2,429,842)		1,222,391

Units
WARRANTS (a)(d)(f)(i)(j) - 0.0%
Media - 0.0%
3,000	LiveStyle, Inc., expires 11/30/21, Ser. C (cost-$0)	—	†

Principal Amount (000s)
Repurchase Agreements - 4.2%
$10,156	State Street Bank and Trust Co., dated 4/30/19, 0.50%, due 5/1/19, proceeds $10,156,141; collateralized by U.S. Treasury Notes, 2.75%, due 5/31/23, valued at $10,363,810 including accrued interest (cost-$10,156,000)	10,156,000

Total Investments, before options written (cost-$361,207,238)-144.6%		350,292,030

Total Options Written —(0.0)% (premiums received-$71,172) (i)(k)(l)		(76,185)

Total Investments, net of options written (cost-$361,136,066) (m)-144.6%		350,215,845
Other liabilities in excess of other assets-(44.6)%		(107,987,588)
Net Assets-100.0%		$242,228,257

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in mutual funds are valued at the net asset value per share (“NAV”) as reported on each business day. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees of the Fund (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotes are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term debt instruments having a remaining maturity of 60 days or less will be valued at amortized cost unless the Board or its Valuation Committee determines that particular circumstances dictate otherwise.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

†                                         Actual amount rounds to less than $1.

(a)                                 Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $104,575,131, representing 43.2% of net assets.

(b)                                 144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $103,352,740, representing 42.7% of net assets.

(c)                                  In default.

(d)                                 Fair-Valued—Securities with an aggregate value of $1,825,284, representing 0.8% of net assets.

(e)                                  Perpetual maturity. The date shown, if any, is the next call date.

(f)                                   Level 3 security.

(g)                                  All or partial amount segregated for the benefit of the counterparty as collateral for options written and long-term and short-term loan financing.

(h)                                 Restricted. The aggregate cost of such securities is $1,960,572. The aggregate value is $1,521,126, representing 0.6% of net assets.

(i)                                     Non-income producing.

(j)                                    A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 0.5% of net assets.

(k)                                 Exchange traded-Chicago Board Options Exchange.

(l)                                     Exchange traded option contracts outstanding at April 30, 2019:

Options written contracts outstanding at April 30, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
3M Co.	230.00 USD	5/17/19	(14)	$(1,400)	$(49)	$(1,207)	$1,158
Adobe, Inc.	315.00 USD	6/21/19	(20)	(2,000)	(5,670)	(4,339)	(1,331)
Alibaba Group Holding Ltd.	210.00 USD	6/21/19	(35)	(3,500)	(5,320)	(5,618)	298
Alphabet, Inc.	1,370.00 USD	5/17/19	(6)	(600)	(120)	(2,189)	2,069
Amazon.com, Inc.	2,100.00 USD	5/17/19	(5)	(500)	(527)	(2,934)	2,407
Apple, Inc.	220.00 USD	5/17/19	(35)	(3,500)	(1,680)	(2,143)	463
Boeing Co.	420.00 USD	5/17/19	(16)	(1,600)	(200)	(867)	667
Broadcom, Inc.	340.00 USD	5/17/19	(15)	(1,500)	(637)	(1,429)	792
Costco Wholesale Corp.	260.00 USD	6/21/19	(17)	(1,700)	(3,060)	(2,691)	(369)
DR Horton, Inc.	50.00 USD	5/17/19	(130)	(13,000)	(390)	(3,820)	3,430
Facebook, Inc.	195.00 USD	5/17/19	(20)	(2,000)	(6,600)	(1,364)	(5,236)
Intuit, Inc.	262.50 USD	5/17/19	(8)	(800)	(700)	(432)	(268)

Intuitive Surgical, Inc.	560.00 USD	6/21/19	(12)	(1,200)	(3,990)	(3,279)	(711)
Marvell Technology Group Ltd.	28.00 USD	6/21/19	(145)	(14,500)	(7,758)	(8,173)	415
McDonald’s Corp.	210.00 USD	5/17/19	(34)	(3,400)	(136)	(763)	627
Merck & Co., Inc.	82.50 USD	6/21/19	(35)	(3,500)	(1,855)	(1,191)	(664)
Netflix, Inc.	425.00 USD	6/21/19	(25)	(2,500)	(5,275)	(5,867)	592
NIKE, Inc.	95.00 USD	6/21/19	(40)	(4,000)	(1,000)	(884)	(116)
PayPal Holdings, Inc.	116.00 USD	5/17/19	(60)	(6,000)	(4,620)	(3,372)	(1,248)
Salesforce.com, Inc.	177.50 USD	5/17/19	(40)	(4,000)	(1,280)	(1,287)	7
ServiceNow, Inc.	280.00 USD	5/17/19	(22)	(2,200)	(6,160)	(1,760)	(4,400)
Starbucks Corp.	80.00 USD	5/17/19	(75)	(7,500)	(1,200)	(2,397)	1,197
Texas Instruments, Inc.	124.00 USD	5/17/19	(35)	(3,500)	(542)	(1,369)	827
Union Pacific Corp.	185.00 USD	6/21/19	(45)	(4,500)	(7,223)	(5,404)	(1,819)
Visa, Inc.	170.00 USD	5/17/19	(75)	(7,500)	(1,575)	(4,647)	3,072
Walt Disney Co.	140.00 USD	5/17/19	(45)	(4,500)	(8,618)	(1,746)	(6,872)
Total options written contracts					$(76,185)	$(71,172)	$(5,013)

(m)                             At April 30, 2019, the aggregate cost basis of portfolio securities for federal income tax purposes was $361,967,044. Gross unrealized appreciation was $16,938,428; gross unrealized depreciation was $28,689,627; and net unrealized depreciation was $11,751,199. The difference between book and tax cost basis was primarily attributable to wash sale loss deferrals and differing treatment of bond premium amortization.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•                  Level 3 — valuations based on significant unobservable inputs (including the Investment Manager’s or the Fund’s  Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2019 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock and Warrants) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at April 30, 2019 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 4/30/19
Investments in Securities - Assets
Convertible Bonds & Notes	—	$160,794,024	—	$160,794,024
Common Stock:
Banks	$3,266,384	—	$1	3,266,385
Media	1,371,195	—	1	1,371,196
All Other	78,809,111	—	—	78,809,111
Corporate Bonds & Notes:
Commercial Services	—	4,207,850	19,250	4,227,100
Diversified Financial Services	—	2,908,750	583,641	3,492,391
All Other	—	59,200,381	—	59,200,381
Convertible Preferred Stock:
Electronics	—	1,613,479	—	1,613,479
Equity Real Estate Investment Trusts (REITs)	—	1,931,880	—	1,931,880
Hand/Machine Tools	979,308	1,168,097	—	2,147,405
Healthcare-Products	2,538,935	1,526,018	—	4,064,953
Investment Companies	—	995,764	—	995,764
All Other	16,999,570	—	—	16,999,570
Preferred Stock	—	—	1,222,391	1,222,391
Repurchase Agreements	—	10,156,000	—	10,156,000
	103,964,503	244,502,243	1,825,284	350,292,030
Investments in Securities - Liabilities
Options Written:
Market Price	(76,185)	—	—	(76,185)
Totals	$103,888,318	$244,502,243	$1,825,284	$350,215,845

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended April 30, 2019, was as follows:

	Beginning Balance 1/31/19	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 4/30/19
Investments in Securities - Assets
Common Stock:
Banks	$1	$—	$—	$—	$—	$—	$—	$—	$1
Media	1	—	—	—	—	—	—	—	1
Corporate Bonds & Notes:
Commercial Services	19,250	—	—	—	—	—	—	—	19,250
Diversified Financial Services	780,069	—	—	6,733	—	(203,161)	—	—	583,641
Preferred Stock	1,173,631	—	—	—	—	48,760	—	—	1,222,391
Totals	$1,972,952	$—	$—	$6,733	$—	$(154,401)	$—	$—	$1,825,284

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at April 30, 2019:

	Ending Balance at 4/30/19	Valuation Technique Used	Unobservable Inputs	Input Values (Ranges)
Investments in Securities - Assets
Corporate Bonds & Notes:
Diversified Financial Services	$583,641	Market and Company Comparables	Implied Price	$36.47
Preferred Stock	$1,222,379	Market and Company Comparables	EV Multiples	0.76x (0.30x - 1.37x)
			Illiquidity Discount	25%

The table above does not include Level 3 investments that are valued by brokers or independent pricing services.

The net change in unrealized appreciation/depreciation of Level 3 investments held at April 30, 2019 was $(154,401).

Glossary:

ADR - American Depositary Receipt

PIK - Payment-in-Kind

REIT - Real Estate Investment Trust